Cover Page	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	SeaStar Medical Holding Corporation
Entity Central Index Key	0001831868
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3681132
Entity Address, Address Line One	3513 Brighton Blvd
Entity Address, Address Line Two	Suite 410
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80216
City Area Code	844
Local Phone Number	427-8100
Entity Primary SIC Number	6770
Amendment Description	SeaStar Medical Holding Corporation (the “Company”) is filing this Post-Effective Amendment No. 4 (this “Amendment”) to its Registration Statement on Form S-1 (File No. 333-269338) (the “Registration Statement”) to provide corrected disclosures on the amount and timing of option grants to its named executive officers and directors under the section “Executive and Director Compensation”. This Amendment does not register any additional securities and relates solely to securities registered previously, but not yet sold. All filing fees payable in connection with the registration of the securities were previously paid in connection with the filing of the Registration Statement.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	3513 Brighton Blvd
Entity Address, Address Line Two	Suite 410
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80216
Contact Personnel Name	Eric Schlorff